SHORT-TERM BANK LOANS (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
SHORT-TERM BANK LOANS
Interest expense	$ 497,247	$ 227,923	$ 243,838